Inventories - Summary of Inventories (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Classes of current inventories [abstract]
Inventory write-downs	$ 58	$ 37	$ 16
Inventory write-downs, made in previous periods that were reversed	$ 27	$ 13	$ 21